Supplement dated August 2, 2022, to the Statement of Additional Information dated, February 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Growth Fund

Loomis Sayles Credit Income Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” has been amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Bloomberg	Loomis Sayles Intermediate Duration Bond Fund	Full portfolio holdings	Daily, provided next business day	Attribution analysis and portfolio analytics

Qontigo	All Funds	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives.

Supplement dated August 2, 2022, to the Statement of Additional Information dated, May 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund

Loomis Sayles International Growth Fund	Natixis Oakmark International Fund

Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Strategic Alpha Fund

Effective immediately, the fourth paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, Bloomberg receives information (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis and certain portfolio analytics with respect to Loomis Sayles High Income Fund and Natixis U.S. Equity Opportunities Fund; and Qontigo receives information (daily disclosure of full portfolio holdings) for the purpose of compliance testing related to the Funds’ use of derivatives with respect to Loomis Sayles High Income Fund, Loomis Sayles International Growth Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, Loomis Sayles Strategic Income Fund, Natixis Oakmark International Fund and Natixis U.S. Equity Opportunities Fund.

Supplement dated August 2, 2022, to the Statements of Additional Information, dated May 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Gateway Fund	Gateway Equity Call Premium Fund

AlphaSimplex Global Alternatives Fund	Mirova Global Green Bond Fund

AlphaSimplex Managed Futures Strategy Fund

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” has been amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Qontigo	Gateway Fund, AlphaSimplex Global Alternatives Fund, AlphaSimplex Managed Futures Strategy Fund, Gateway Equity Call Premium Fund, Mirova Global Green Bond Fund	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives.